Document And Entity Information	Nov. 04, 2025
Document Information [Line Items]
Entity, Registrant Name	FUEL TECH, INC.
Document, Type	8-K
Document, Period End Date	Nov. 04, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-33059
Entity, Tax Identification Number	20-5657551
Entity, Address, Address Line One	27601 Bella Vista Parkway
Entity, Address, City or Town	Warrenville
Entity, Address, State or Province	IL
Entity, Address, Postal Zip Code	60555-1617
City Area Code	630
Local Phone Number	845-4500
Title of 12(b) Security	Common Stock
Trading Symbol	FTEK
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000846913